Segment Information - Schedule of Segment Reporting Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of operating segments [line items]
Sales	£ 4,129	£ 4,513	£ 4,552
Adjusted operating profit	546	576	635
Cost of major restructuring	(102)	(79)	(338)
Intangible charges	(113)	(166)	(2,769)
Other net gains and losses	230	128	(25)
UK pension GMP equalisation	(8)
Impact of US tax reform		(8)
Operating (loss)/profit	553	451	(2,497)
Finance costs	(91)	(110)	(97)
Finance income	36	80	37
Loss before tax	498	421	(2,557)
Income tax	92	(13)	222
Earnings/(loss) for the year from continuing operations	590	408	(2,335)
Assets	7,905	7,888	10,066
Share of results of joint ventures and associates	44	78	97
Capital expenditure	196	240	246
Pre-publication investment	388	361	395
Depreciation	66	90	95
Amortisation	525	561	619
Impairment			2,548
Continuing operation [member]
Disclosure of operating segments [line items]
Sales	4,129	4,513	4,552
Continuing operation [member] | Corporate [member]
Disclosure of operating segments [line items]
Assets	636	793	1,640
Continuing operation [member] | Penguin Random House [member] | Operating segments [member]
Disclosure of operating segments [line items]
Adjusted operating profit	68	94	129
Cost of major restructuring	(8)		(9)
Intangible charges	(14)	(28)	(36)
Other net gains and losses		96
Impact of US tax reform		(8)
Operating (loss)/profit	46	154	84
Assets	387	388	1,240
Share of results of joint ventures and associates	46	71	98
North America [member]
Disclosure of operating segments [line items]
Sales	2,784	2,929	2,981
North America [member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	2,784	2,929	2,981
Adjusted operating profit	362	394	420
Cost of major restructuring	(78)	(60)	(172)
Intangible charges	(72)	(89)	(2,684)
Other net gains and losses	4	(3)	(12)
Operating (loss)/profit	216	242	(2,448)
Assets	4,366	4,120	4,860
Share of results of joint ventures and associates	(4)	5	(1)
Capital expenditure	135	162	153
Pre-publication investment	234	218	235
Depreciation	41	56	56
Amortisation	344	348	394
Impairment			2,548
Core [member]
Disclosure of operating segments [line items]
Sales	806	815	803
Core [member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	806	815	803
Adjusted operating profit	57	50	57
Cost of major restructuring	(16)	(11)	(62)
Intangible charges	(8)	(12)	(16)
Other net gains and losses			(12)
UK pension GMP equalisation	(8)
Operating (loss)/profit	25	27	(33)
Assets	1,980	1,917	1,465
Share of results of joint ventures and associates	1	1	1
Capital expenditure	25	35	42
Pre-publication investment	90	84	92
Depreciation	12	13	12
Amortisation	92	103	109
Growth [member]
Disclosure of operating segments [line items]
Sales	539	769	768
Growth [member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Sales	539	769	768
Adjusted operating profit	59	38	29
Cost of major restructuring		(8)	(95)
Intangible charges	(19)	(37)	(33)
Other net gains and losses	226	35	(1)
Operating (loss)/profit	266	28	(100)
Assets	536	670	861
Share of results of joint ventures and associates	1	1	(1)
Capital expenditure	36	43	51
Pre-publication investment	64	59	68
Depreciation	13	21	27
Amortisation	89	110	116
Segments assets [member]
Disclosure of operating segments [line items]
Assets	7,513	7,490	8,819
Segments assets [member] | Continuing operation [member] | Corporate [member]
Disclosure of operating segments [line items]
Assets	636	793	1,640
Segments assets [member] | North America [member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	4,366	4,116	4,859
Segments assets [member] | Core [member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	1,975	1,914	1,461
Segments assets [member] | Growth [member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	536	667	859
Joint ventures [member]
Disclosure of operating segments [line items]
Assets		3	2
Joint ventures [member] | Growth [member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets		3	2
Associates [member]
Disclosure of operating segments [line items]
Assets	392	395	1,245
Associates [member] | Penguin Random House [member]
Disclosure of operating segments [line items]
Sales	2,775	2,693
Associates [member] | Continuing operation [member] | Penguin Random House [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	387	388	1,240
Associates [member] | North America [member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets		4	1
Associates [member] | Core [member] | Continuing operation [member] | Operating segments [member]
Disclosure of operating segments [line items]
Assets	£ 5	£ 3	£ 4